Consolidated statement of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net result (before non-controlling interests)	[1]	€ 4,869	€ 5,546	€ 5,050
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use	[1]	1	26	5
Remeasurement of the net defined benefit asset/liability 37	[1]	6	(29)	(65)
Net change in fair value of equity instruments at fair value through other comprehensive income	[1]	(461)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	[1]	199
Items that may subsequently be reclassified to the statement of profit or loss:
Unrealised revaluations available-for-sale investments and other revaluations	[1]		(283)	61
Realised gains/losses transferred to the statement of profit or loss	[1]		(92)	(146)
Net change in fair value of debt instruments at fair value through other comprehensive income	[1]	(177)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	[1]	(56)
Changes in cash flow hedges	[1]	382	(525)	77
Exchange rate differences	[1]	(396)	(864)	(254)
Share of other comprehensive income of associates and joint ventures and other income	[1]	14	(5)	(14)
Total comprehensive income	[1]	4,381	3,774	4,714
Comprehensive income attributable to:
Non-controlling interests	[1]	132	109	0
Equityholders of the parent	[1]	4,250	3,665	4,714
Total comprehensive income	[1]	€ 4,381	€ 3,774	€ 4,714

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.